FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending:                                    12/31/2005

Is this an amendment to a previous filing?                                 N

(THOSE ITEMS FOR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.)

1.      A. Registrant Name:       LSW VARIABLE LIFE INSURANCE ACCOUNT
        B. File Number:           811-10305
        C. Telephone Number       802-229-3333

2.      A. Street:                1300 WEST MOCKINGBIRD LANE
        B. City:                  DALLAS
        C. State:                 TEXAS
        D. Zip Code:              75247

3.      Is this the first filing on this form by Registrant?               Y

4.      Is this the last filing on this form by Registrant?                Y

5.      Is Registrant a small business investment company (SBIC)           N

6.      Is Registrant a unit investment trust (UIT)?                       Y
        (IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THROUGH 132)




111.    A.   Depositor Name:            LIFE INSURANCE COMPANY OF THE SOUTHWEST

        B.   File Number (if any):      N/A

        C.   City:                      DALLAS
             State:                     TEXAS
             Zip Code:                  75247

112.    A.   Sponsor Name:              LIFE INSURANCE COMPANY OF THE SOUTHWEST

        B.   File Number (if any):      N/A

        C.   City:                      DALLAS
             State:                     TEXAS
             Zip Code:                  75247

113.    N/A


114.    A.   Principal Underwriter Name:          EQUITY SERVICES, INC.
        B.   File Number:                         8-14286
        C.   City:                                MONTPELIER
             State:                               VERMONT
             Zip Code:                            05604

115.    A.   Independent Public Account Name:     PricewaterhouseCoopers LLP
             City:                                BOSTON
             State:                               MASSACHUSETTS
             Zip Code:                            02110

116.    Family of investment companies information:

        A.   Is Registrant part of a family of investment companies?          N

117.    A.   Is Registrant a separate accont of an insurance company          Y
             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registration:

        B.   Variable annuity contracts?                                      N

             C.        Scheduled premium variable life contracts              N
             D.        Flexible premium variable life contracts               Y
             E.        Other types of insurance products registered
                       under the Securities Act of 1922?                      N

118.     State the number of series existing at the end of the
         period that had securities registered under the Securities
         Act of 1933                                                          0

119.    State the number of new series for which reigstration statements under the Securities Act of 1933 become effective during the
        period                                                                0

120.    State the total value of the portfolio securities on the date of
        deposit for the new series included in item 119 ($000's omitted)      0

121.    State the number of series for which a current prospectus
        was in existence at the end of the period                             0

122.    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
        current period                                                        0

123.    State the total value of the additional units considered in
        answering item 122 ($000's omitted)                                $  0

124.    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
        (the value of these units is to be measured on the date they were
        placed in the subsequent series) ($000's omitted)                  $  0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
        affiliated person of the principal underwriter during the
        current period solely from the sale of units of all series of
        Registrant: ($000's omitted)                                       $  0

126.    Of the amount shown in Item 125, state the total dollar
        amount of the sales loads collected from secondary market
        operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio
        of a subsequent series.)  ($000's omitted)                         $  0

127.    List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
        aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of
        realized gains, if any):                                           $  0


                                         Number of  Total Assets  Total Income
                                           Series       ($000's   Distributions
                                         Investing    omitted)  ($000's omitted)
                                         ---------    --------  ----------------


A.      U.S. Treasury Direct use                         $            $
B.      U.S. Government Agency                           $            $
C.      State and municipal tax-free                     $            $
D.      Public Utility debt                              $            $
E.      Brokers and dealer s debt or debt                $            $
        of brokers' or dealers' parents
F.      All other corporate informed, &                  $            $
        long-term debt
G.      All other corporate short-term debt              $            $
H.      Equity securities of brokers or
        dealers or parents of brokers or
        dealers                                          $            $
I.      INVESTMENT COMPANY EQUITY SECURITIES     1       $  0         $  0
J.      All other equity securities                      $            $
K.      Other securities                                 $            $
L.      Total assets of all series of
        Registrants                                      $  0         $  0


128. Is the timely paymentof principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the
        issuer? (IF THE ANSWER IS "N" (NO), GO TO ITEM 131.)                 N

129.                                                                         N/A

130.                                                                         N/A

131.    Total expenses incurred by all series of Registrant during the current
        reporting period ($000's omitted)                                 $ 0

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-10305

This report is signed on behalf of the depositor in the City of Montpelier and State of Vermont on May 9, 2006.



                                          LSW VARIABLE LIFE INSURANCE ACCOUNT
                                          BY: LIFE INSURANCE COMPANY
                                              OF THE SOUTHWEST
                                                    (Name of Depositor)

                                          By:  /s/ KERRY A. JUNG
                                               ----------------------
                                               Assistant Secretary